FINANCIAL RISK MANAGEMENT OBJECTIVES - Credit Risk (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	$ 640,682	$ 290,921
Cash and bank balances
Disclosure of credit risk exposure [line items]
Financial assets	479,777	224,994
Restricted cash
Disclosure of credit risk exposure [line items]
Financial assets	17,109	6,494
Derivative financial asset
Disclosure of credit risk exposure [line items]
Financial assets	26,703	0
Trade receivables, prepayments, and other receivables
Disclosure of credit risk exposure [line items]
Financial assets	$ 117,093	$ 59,433